SHAREHOLDERS' EQUITY (Schedule of Number of Reserved and Authorized Shares in Equity Incentive Plans) (Details)	Dec. 31, 2024 shares
Stockholders' Equity Note [Abstract]
Share options exercised and outstanding	27,608,943
RSUs vested and outstanding	7,925,902
Ordinary shares available for issuance under the Equity Incentive Plans	2,078,122
Total reserved and authorized shares as of December 31, 2022	37,612,967